Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Note amount	$ 914,321	$ 2,636,905
Unpaid amount	768,735	$ 2,933,020
February 2014 [Member]
Note amount	$ 10,000
Issuance date	Feb. 28, 2014
Unpaid amount	$ 1,000
Notes Payable 9/30/2017 [Member]
Note amount	$ 272,500
Issuance date	Sep. 30, 2017
Unpaid amount	$ 207,500
7/25/2017 [Member]
Note amount	$ 129,000
Issuance date	Jul. 25, 2017
Unpaid amount	$ 129,000
7/12/2017 [Member]
Note amount	$ 75,000
Issuance date	Jul. 12, 2017
Unpaid amount	$ 75,000
7/22/2013 [Member]
Note amount	$ 15,000
Issuance date	Jul. 22, 2013
Unpaid amount	$ 15,000
3/14/2013 [Member]
Note amount	$ 86,821
Issuance date	Mar. 14, 2013
Unpaid amount	$ 86,821
2/21/2014 [Member]
Note amount	$ 10,000
Issuance date	Feb. 21, 2014
Unpaid amount	$ 10,000
2/1/2012 [Member]
Note amount	$ 30,000
Issuance date	Feb. 01, 2012
Unpaid amount	$ 25,000
5/19/2014 [Member]
Note amount	$ 500,000
Issuance date	May 19, 2014
Unpaid amount	$ 175,000
5/1/2017 [Member]
Note amount	$ 44,414
Issuance date	May 01, 2017
Unpaid amount	$ 44,414